EMPLOYEE BENEFIT PLANS - Weighted-Average Fair Value of Stock Options (Detail) - Employee Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value at grant date	$ 37.12	$ 36.91	$ 22.45
Expected option life (years)	4 years 2 months 1 day	4 years 2 months 1 day	4 years 3 months 18 days
Expected volatility	27.60%	27.40%	27.60%
Risk-free interest rate at grant date	1.10%	1.40%	1.30%
Dividend yield	0.70%	0.70%	1.10%